LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
LEASES

NOTE 15 — LEASES

The Company’s real estate assets are leased to tenants under operating leases for which the terms, expirations and extension options vary. The Company’s operating leases do not convey to the lessee the right to purchase the underlying asset upon expiration of the lease period. To determine whether a contract contains a lease, the Company reviews contracts to determine if the agreement conveys the right to control the use of an asset. The Company accounts for lease and non-lease components as a single, combined operating lease component. Non-lease components primarily consist of maintenance services, including CAM, real estate taxes, insurance and utilities paid for by the lessor but consumed by the lessee. Non-lease components are considered to be variable rental and other property income and are recognized in the period incurred.

As of June 30, 2020, the leases had a weighted-average remaining term of 8.6 years. Certain leases include provisions to extend the lease agreements, options for early termination after paying a specified penalty, rights of first refusal to purchase the property at competitive market rates, and other negotiated terms and conditions. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of June 30, 2020, the future minimum rental income from the Company’s real estate assets under non-cancelable operating leases, assuming no exercise of renewal options for the succeeding five fiscal years and thereafter, was as follows (in thousands):

Future Minimum Rental Income
Remainder of 2020	$116,310
2021 (1)	211,459
2022	199,520
2023	181,794
2024	162,980
Thereafter	1,087,429

Total	$1,959,492

(1)

Excludes $1.2 million of rental income deferrals requested and granted during 2020 due to the COVID-19 pandemic, which are scheduled to be collected in 2021 based on the terms of the executed deferral arrangements.

A certain amount of the Company’s rental and other property income is from tenants with leases which are subject to contingent rent provisions. These contingent rents are subject to the tenant achieving periodic revenues in excess of specified levels. For the three and six months ended June 30, 2020 and 2019, the amount of the contingent rent earned by the Company was not significant.

Rental and other property income during the three and six months ended June 30, 2020 and 2019 consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Fixed rental and other property income (1)	$51,423	$87,567	$108,096	$177,302
Variable rental and other property income (2)	8,680	12,883	20,443	27,910

Total rental and other property income	$60,103	$100,450	$128,539	$205,212

(1)

Consists primarily of fixed contractual payments from operating leases with tenants recognized on a straight-line basis over the lease term, including amortization of acquired above- and below-market leases, and is net of uncollectable lease-related receivables.

(2)	Consists primarily of tenant reimbursements for recoverable real estate taxes and property operating expenses, and percentage rent.

The Company has one property subject to a non-cancelable operating ground lease with a remaining term of 13.2 years. Upon initial adoption of ASC 842, the Company recognized a lease liability (in deferred rental income and other liabilities) and a related ROU asset (in prepaid expenses, derivative assets and other assets) of $2.7 million in the condensed consolidated balance sheets. The lease liability and ROU asset were initially measured at the present value of the future minimum lease payments using a discount rate of 4.3%. This reflects the Company’s incremental borrowing rate, which was calculated based on the interest rate the Company would incur to borrow on a fully collateralized basis over a term similar to the lease.

The Company recognized $63,000 and $125,000 of ground lease expense during the three and six months ended June 30, 2020, respectively, of which $61,000 and $121,000 were paid in cash during the period it was recognized. As of June 30, 2020, the Company’s scheduled future minimum rental payments related to its operating ground lease is approximately $125,000 for the remainder of 2020, $250,000 annually for 2021 through 2025, and $1.9 million thereafter through the maturity date of the lease in August 2033.

NOTE 15 — LEASES

The Company’s real estate assets are leased to tenants under operating leases for which the terms, expirations and extension options vary. The Company’s operating leases do not convey to the lessee the right to purchase the underlying asset upon expiration of the lease period. To determine whether a contract contains a lease, the Company reviews contracts to determine if the agreement conveys the right to control the use of an asset. The Company adopted ASC 842, using the optional alternative transition method and used the effective date as the date of initial application. Consequently, financial information was not updated and the disclosures required under the new standard are not provided for dates and periods before January 1, 2019. The Company elected the “package of practical expedients,” which permits the Company to not reassess under the new standard prior conclusions about lease identification, lease classification and initial direct costs. The Company elected to apply the practical expedient for all of the Company’s leases to account for the lease and non-lease components as a single, combined operating lease component under ASC 842. Non-lease components primarily consist of maintenance services, including CAM, real estate taxes, insurance and utilities paid for by the lessor but consumed by the lessee. Non-lease components are considered to be variable rental and other property income and are recognized in the period incurred.

As of December 31, 2019, the leases had a weighted-average remaining term of 8.6 years. Certain leases include provisions to extend the lease agreements, options for early termination after paying a specified penalty, rights of first refusal to purchase the property at competitive market rates, and other negotiated terms and conditions. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2019, the future minimum rental income from the Company’s real estate assets under non-cancelable operating leases, assuming no exercise of renewal options for the succeeding five fiscal years and thereafter, was as follows (in thousands):

Year Ending December 31,	Future Minimum Rental Income
2020	$232,207
2021	219,740
2022	206,813
2023	186,798
2024	162,585
Thereafter	1,051,702

Total	$2,059,845

As previously disclosed in our 2018 Annual Report on Form 10-K and under the previous lease accounting standard, Topic 840, the following table summarizes the future minimum rental income from the Company’s real estate assets under non-cancelable operating leases, assuming no exercise of renewal options for the succeeding five fiscal years and thereafter, as of December 31, 2018 (in thousands):

Year Ending December 31,	Future Minimum Rental Income
2019	$352,699
2020	343,991
2021	327,661
2022	311,858
2023	284,510
Thereafter	1,718,650

Total	$3,339,369

A certain amount of the Company’s rental and other property income is from tenants with leases which are subject to contingent rent provisions. These contingent rents are subject to the tenant achieving periodic revenues in excess of specified levels. For the years ended December 31, 2019, 2018 and 2017, the amount of the contingent rent earned by the Company was not significant.

Rental and other property income during years ended December 31, 2019, 2018 and 2017 consisted of the following (in thousands):

	Year Ended December 31,
	2019	2018	2017
Fixed rental and other property income (1)	$342,453	$368,847	$371,139
Variable rental and other property income (2)	50,771	$60,789	$52,956

Total rental and other property income	$393,224	$429,636	$424,095

(1)

Consists primarily of fixed contractual payments from operating leases with tenants recognized on a straight-line basis over the lease term, including amortization of acquired above- and below-market leases.

(2)	Consists primarily of tenant reimbursements for recoverable real estate taxes and property operating expenses, and percentage rent, net of bad debt expense.

The Company has one property subject to a non-cancelable operating ground lease with a remaining term of 13.7 years. Upon initial adoption of ASC 842, the Company recognized a lease liability (in deferred rental income and other liabilities) and a related ROU asset (in prepaid expenses, derivative assets and other assets) of $2.7 million in the consolidated balance sheets. The lease liability and ROU asset were initially measured at the present value of the future minimum lease payments using a discount rate of 4.3%. This reflects the Company’s incremental borrowing rate, which was calculated based on the interest rate the Company would incur to borrow on a fully collateralized basis over a term similar to the lease.

The Company recognized $250,000 of ground lease expense during the year ended December 31, 2019, of which $242,000 was paid in cash during the period it was recognized. As of December 31, 2019, the Company’s scheduled future minimum rental payments related to its operating ground lease is approximately $250,000 annually for 2020 through 2024, and $2.2 million thereafter through the maturity date of the lease in August 2033.